Platform Development (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Platform Development
Summary of Platform Development Costs

Platform Development – Platform development costs are summarized as follows:

	As of
	September 30, 2021	December 31, 2020
Platform development	$19,497,520	$16,027,428
Less accumulated amortization	(11,485,813)	(8,671,820)
Net platform development	$8,011,707	$7,355,608

Platform development costs are summarized as follows:

	As of December 31,
	2020	2019
Platform development	$16,027,428	$10,678,692
Less accumulated amortization	(8,671,820)	(4,785,973)
Net platform development	$7,355,608	$5,892,719

Summary of Platform Development Cost Activity

A summary of platform development activity for the nine months ended September 30, 2021 and year ended December 31, 2020 is as follows:

	As of
	September 30, 2021	December 31, 2020
Platform development beginning of period	$16,027,428	$10,678,692
Payroll-based costs capitalized during the period	3,016,924	3,750,541
Total capitalized costs	19,044,352	14,429,233
Stock-based compensation	1,347,624	1,608,995
Dispositions	(894,456)	(10,800)
Platform development end of period	$19,497,520	$16,027,428

A summary of platform development activity for the years ended December 31, 2020 and 2019 is as follows:

	As of December 31,
	2020	2019
Platform development beginning of year	$10,678,692	$6,833,900
Payroll-based costs capitalized during the year	3,750,541	2,537,402
Total capitalized costs	14,429,233	9,371,302
Stock-based compensation	1,608,995	1,307,390
Dispositions during the year	(10,800)	-
Platform development end of year	$16,027,428	$10,678,692